Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 05, 2024	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares [Line Items]
Price per share (in Dollars per share)		$ 5
Net proceeds (in Dollars)		$ 15.1
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Public offering [Member]
Ordinary Shares [Line Items]
Ordinary shares issued		3,200,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued		3,404,685
Ordinary Shares [Member] | Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Ordinary shares issued		204,685
Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	14,392,364
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	6,200,364
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Vote per share	one
Subsequent Event [Member] | Common Class B [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	8,192,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Vote per share	15